INTANGIBLE ASSETS - CRYPTOCURRENCIES - Additional Information (Details) - item	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Number of bitcoin owned		393
Number of bitocoins in coinbase custody		200
Number of chiacoins received		3,113
Number of Chia coins owned and converted into USDT.		547,966
Number of tether owned		1,321,341
Filecoin Mining
Number of bitcoin owned		110
Number of tether owned		1,500,000
Under Pledge
Number of bitcoin owned	70
Released from pledge
Number of bitcoin owned	40
Number of tether owned	1,500,000